Capital Structure, Dividends (Details) $ / shares in Units, $ in Thousands										11 Months Ended	12 Months Ended
	Jan. 10, 2025 USD ($)	Oct. 10, 2024 USD ($)	Jul. 10, 2024 USD ($)	Apr. 10, 2024 USD ($)	Jan. 10, 2024 USD ($)	Oct. 06, 2023 USD ($)	Jul. 06, 2023 USD ($)	Apr. 06, 2023 USD ($)	Dec. 12, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 25, 2024 $ / shares	Aug. 05, 2024 $ / shares	May 23, 2024 $ / shares	Feb. 19, 2024 $ / shares	Nov. 14, 2023 $ / shares	Aug. 01, 2023 $ / shares	May 17, 2023 $ / shares	Feb. 21, 2023 $ / shares	Jan. 10, 2023 Vessel $ / shares	Sep. 30, 2022 Vessel	Jul. 26, 2022 Vessel
Dividends [Abstract]
Number of vessels acquired | Vessel																						4	4
Dividends declared										$ 7,373	$ 2,654	$ 2,643
Regular Quarterly Dividend for Q3-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared											Nov. 25, 2024
Dividend payable (in dollars per share) | $ / shares													$ 0.075
Dividend payable, date of payment											Jan. 10, 2025
Dividend payable, date of record											Dec. 27, 2024
Dividends paid					$ 652
Regular Quarterly Dividend for Q3-2024 [Member] | Subsequent Event [Member]
Dividends [Abstract]
Dividend payable, date of payment	Jan. 10, 2025
Dividend payable, date of record	Dec. 27, 2024
Dividends paid	$ 663
Regular Quarterly Dividend for Q2-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared											Aug. 05, 2024
Dividend payable (in dollars per share) | $ / shares														$ 0.075
Dividend payable, date of payment											Oct. 10, 2024
Dividend payable, date of record											Sep. 27, 2024
Dividends paid		$ 664
Regular Quarterly Dividend for Q1-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared											May 23, 2024
Dividend payable (in dollars per share) | $ / shares															$ 0.075
Dividend payable, date of payment											Jul. 10, 2024
Dividend payable, date of record											Jun. 25, 2024
Dividends paid			$ 676
Regular Quarterly Dividend for Q4-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared											Feb. 19, 2024
Dividend payable (in dollars per share) | $ / shares																$ 0.075
Dividend payable, date of payment											Apr. 10, 2024
Dividend payable, date of record											Mar. 22, 2024
Dividends paid				$ 651
Regular Quarterly Dividend for Q3-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared											Nov. 14, 2023
Dividend payable (in dollars per share) | $ / shares																	$ 0.075
Dividend payable, date of payment											Jan. 10, 2024
Dividend payable, date of record											Dec. 22, 2023
Regular Quarterly Dividend for Q2-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared											Aug. 01, 2023
Dividend payable (in dollars per share) | $ / shares																		$ 0.075
Dividend payable, date of payment											Oct. 06, 2023
Dividend payable, date of record											Sep. 22, 2023
Dividends paid						$ 657
Regular Quarterly Dividend for Q1-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared											May 17, 2023
Dividend payable (in dollars per share) | $ / shares																			$ 0.075
Dividend payable, date of payment											Jul. 06, 2023
Dividend payable, date of record											Jun. 22, 2023
Dividends paid							$ 667
Regular Quarterly Dividend for Q4-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared											Feb. 21, 2023
Dividend payable (in dollars per share) | $ / shares																				$ 0.075
Dividend payable, date of payment											Apr. 06, 2023
Dividend payable, date of record											Mar. 22, 2023
Dividends paid								$ 667
Special Dividend Q3-2023 [Member]
Dividends [Abstract]
Dividend payable (in dollars per share) | $ / shares																					$ 1
Dividend payable, date of payment											Jan. 10, 2023
Dividend payable, date of record											Dec. 12, 2022
Dividends paid									$ 1,043
Number of vessels acquired | Vessel																					2